Benefit Plans - Weighted Average Assumptions Determining Pension Plan (Parenthetical) (Detail)	0 Months Ended		1 Months Ended		12 Months Ended
	Nov. 30, 2011	Sep. 30, 2011	Nov. 30, 2011	Sep. 30, 2011	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.10%	4.90%
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate			5.10%	4.90%	4.95%	3.90%	4.90%
Discount rates					4.15%	4.95%	3.90%
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rates					3.85%	4.40%
Postemployment Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rates					3.75%	4.00%